SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of operating segments [abstract]
Schedule of revenue by major product group
	Six-month period ended
Revenue	June 30,2024 US$‘000	June 30,2023 US$‘000
Clinical laboratory goods	20,397	21,367
Clinical laboratory services	2,582	3,114
Point-of-care products	7,568	4,246

	30,547	28,727

Schedule of segment results by geographical area
		Rest of World
	Americas	Ireland	Other	Total
Six-month period ended June 30, 2024	US$‘000	US$‘000	US$‘000	US$‘000
Result before restructuring costs, impairment and unallocated expenses	(1,050)	(2,268)	(26)	(3,344)
Restructuring costs	(1,303)	(636)	-	(1,939)
Impairment	(446)	-	-	(446)

Result after restructuring costs and impairment	(2,799)	(2,904)	(26)	(5,729)
Unallocated expenses *				(1,364)

Operating loss				(7,093)
Net financing expense				(3,045)

Loss before tax				(10,138)
Income tax credit				64

Loss for the period on continuing operations				(10,074)
Profit for the period on discontinued operations				-

Loss for the six-month period				(10,074)
		Rest of World
	Americas	Ireland	Other	Total
Six-month period ended June 30, 2023	US$‘000	US$‘000	US$‘000	US$‘000
Result before restructuring costs, impairment and unallocated expenses	(3,129)	(3,140)	(8)	(6,277)
Restructuring costs	-	-	-	-
Impairment	(10,815)	-	-	(10,815)

Result after impairment	(13,944)	(3,140)	(8)	(17,092)
Unallocated expenses *				(1,679)

Operating loss				(18,771)
Net financing expense				(6,158)

Loss before tax				(24,929)
Income tax credit				278

Loss for the period on continuing operations				(24,651)
Profit for the period on discontinued operations				12,854

Loss for the six-month period				(11,797)

*	Unallocated expenses represent head office general and administration costs of the Group, which cannot be allocated to the results of any specific geographical area.

Schedule of segment assets and segment liabilities by geographical area
		Rest of World
	Americas	Ireland	Other	Total
As at June 30, 2024	US$‘000	US$‘000	US$‘000	US$‘000
Assets and liabilities
Segment assets	31,018	55,374	-	86,392
Unallocated assets:
Income tax assets (current and deferred)				2,646
Cash and cash equivalents and short-term investments				5,317

Total assets as reported in the Statement of Financial Position				94,355

Segment liabilities	78,328	41,339	19	119,687
Unallocated liabilities:
Income tax liabilities (current and deferred)				4,068

Total liabilities as reported in the Statement of Financial Position				123,755

		Rest of World
	Americas	Ireland	Other	Total
As at December 31, 2023	US$‘000	US$‘000	US$‘000	US$‘000
Assets and liabilities
Segment assets	26,230	26,023	-	52,253
Unallocated assets:
Income tax assets (current and deferred)				3,491
Cash and cash equivalents and short-term investments				3,691

Total assets as reported in the Statement of Financial Position				59,435

Segment liabilities	49,398	31,387	20	80,805
Unallocated liabilities:
Income tax liabilities (current and deferred)				2,579

Total liabilities as reported in the Statement of Financial Position				83,384